Summary of Assets and Liabilities Measured at Fair Value on Recurring and Non-Recurring Basis (Detail) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Assets at fair value
Fixed maturities		$ 8,212,740	$ 7,945,942
Equity securities		5,100
Short term investments		129,660	184,820
Separate accounts assets		1,342,220	1,395,141
Total assets at fair value		9,708,669	9,543,638
Liabilities at fair value
Separate accounts liabilities		(1,342,220)	(1,395,141)
Total liabilities at fair value		(1,428,729)	(1,478,794)
Guaranteed accumulation benefits
Liabilities at fair value
Policyholders' account balances		(6,724)	(7,499)
Guaranteed withdrawal benefits
Liabilities at fair value
Policyholders' account balances		(111)	(315)
United States Government, Government Agencies and Authorities at fair value option
Assets at fair value
Fixed maturities		14,615
Foreign government
Assets at fair value
Fixed maturities		28,055	61,643
All other corporate securities
Assets at fair value
Fixed maturities		5,886,826	5,738,675
Asset-backed securities ("ABS")
Assets at fair value
Fixed maturities		507,763	536,791
Commercial mortgage-backed securities ("CMBS")
Assets at fair value
Fixed maturities		381,262	506,699
Residential mortgage-backed securities ("RMBS")
Assets at fair value
Fixed maturities		183,145	212,799
Equity indexed annuity contracts
Liabilities at fair value
Policyholders' account balances		(55,871)	(64,138)
Equity indexed life contracts
Liabilities at fair value
Policyholders' account balances		(23,803)	(11,701)
Recurring basis
Assets at fair value
Equity securities		5,100
Short term investments		129,660	184,820
Separate accounts assets			1,395,141
Recurring basis | United States Government, Government Agencies and Authorities
Assets at fair value
Fixed maturities		501,337	168,578
Recurring basis | United States Government, Government Agencies and Authorities at fair value option
Assets at fair value
Fixed maturities	[1]	14,615
Recurring basis | States, municipalities and political subdivisions
Assets at fair value
Fixed maturities		709,737	720,757
Recurring basis | Foreign government
Assets at fair value
Fixed maturities		28,055	61,643
Recurring basis | All other corporate securities
Assets at fair value
Fixed maturities		5,886,826	5,738,675
Recurring basis | Asset-backed securities ("ABS")
Assets at fair value
Fixed maturities		507,763	536,791
Recurring basis | Commercial mortgage-backed securities ("CMBS")
Assets at fair value
Fixed maturities		381,262	506,699
Recurring basis | Residential mortgage-backed securities ("RMBS")
Assets at fair value
Fixed maturities		183,145	212,799
Recurring basis | Equity Options
Assets at fair value
Other invested assets		19,090	17,627
Recurring basis | Future
Assets at fair value
Other invested assets		(141)	108
Quoted prices in active markets for identical assets (Level 1)
Assets at fair value
Separate accounts assets		1,342,220
Total assets at fair value		1,593,765	1,589,855
Liabilities at fair value
Separate accounts liabilities		(1,342,220)	(1,395,141)
Total liabilities at fair value		(1,342,220)	(1,395,141)
Quoted prices in active markets for identical assets (Level 1) | Recurring basis
Assets at fair value
Equity securities		5,100
Short term investments		129,660	166,358
Separate accounts assets			1,395,141
Quoted prices in active markets for identical assets (Level 1) | Recurring basis | United States Government, Government Agencies and Authorities
Assets at fair value
Fixed maturities		97,836	10,621
Quoted prices in active markets for identical assets (Level 1) | Recurring basis | Equity Options
Assets at fair value
Other invested assets		19,090	17,627
Quoted prices in active markets for identical assets (Level 1) | Recurring basis | Future
Assets at fair value
Other invested assets		(141)	108
Significant other observable inputs (Level 2)
Assets at fair value
Total assets at fair value		8,062,845	7,928,003
Liabilities at fair value
Total liabilities at fair value		(23,803)	(11,701)
Significant other observable inputs (Level 2) | Equity indexed life contracts
Liabilities at fair value
Policyholders' account balances		(23,803)	(11,701)
Significant other observable inputs (Level 2) | Recurring basis
Assets at fair value
Short term investments			18,462
Significant other observable inputs (Level 2) | Recurring basis | United States Government, Government Agencies and Authorities
Assets at fair value
Fixed maturities		396,928	157,957
Significant other observable inputs (Level 2) | Recurring basis | United States Government, Government Agencies and Authorities at fair value option
Assets at fair value
Fixed maturities	[1]	14,615
Significant other observable inputs (Level 2) | Recurring basis | States, municipalities and political subdivisions
Assets at fair value
Fixed maturities		709,737	720,757
Significant other observable inputs (Level 2) | Recurring basis | Foreign government
Assets at fair value
Fixed maturities		28,055	61,643
Significant other observable inputs (Level 2) | Recurring basis | All other corporate securities
Assets at fair value
Fixed maturities		5,867,475	5,727,155
Significant other observable inputs (Level 2) | Recurring basis | Asset-backed securities ("ABS")
Assets at fair value
Fixed maturities		481,628	522,531
Significant other observable inputs (Level 2) | Recurring basis | Commercial mortgage-backed securities ("CMBS")
Assets at fair value
Fixed maturities		381,262	506,699
Significant other observable inputs (Level 2) | Recurring basis | Residential mortgage-backed securities ("RMBS")
Assets at fair value
Fixed maturities		183,145	212,799
Significant unobservable inputs (Level 3)
Assets at fair value
Total assets at fair value		52,059	25,780
Liabilities at fair value
Total liabilities at fair value		(62,706)	(71,952)
Significant unobservable inputs (Level 3) | Guaranteed accumulation benefits
Liabilities at fair value
Policyholders' account balances		(6,724)	(7,499)
Significant unobservable inputs (Level 3) | Guaranteed withdrawal benefits
Liabilities at fair value
Policyholders' account balances		(111)	(315)
Significant unobservable inputs (Level 3) | Equity indexed annuity contracts
Liabilities at fair value
Policyholders' account balances		(55,871)	(64,138)
Significant unobservable inputs (Level 3) | Recurring basis | United States Government, Government Agencies and Authorities
Assets at fair value
Fixed maturities		6,573
Significant unobservable inputs (Level 3) | Recurring basis | All other corporate securities
Assets at fair value
Fixed maturities		19,351	11,520
Significant unobservable inputs (Level 3) | Recurring basis | Asset-backed securities ("ABS")
Assets at fair value
Fixed maturities		$ 26,135	$ 14,260

[1]	Embedded derivatives within fixed maturity securities held at fair value option are reported with the host investment. The change in fair value of embedded derivatives are reported in Realized Investment Gains, net in the Consolidated Statement of Operations and Comprehensive Income (Loss).